ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of assets classified as held for sale
June 30, 2025

Assets classified as held for sale:

Cash and cash equivalents	70
Inventories	325
Property, plant and equipment, net	110
Intangible assets	11,713

Assets held for sale	12,218

Liabilities classified as held for sale:

Liabilities attributed to assets held for sale	-

Net assets held for sale	12,218

Schedule of operating results attributed to discontinued operation
	June 30,
	2025	2024

Revenues	143	2,810
Cost of sales	123	201

Gross profit	20	2,609
Research and development, Selling, general and administrative expenses	2,244	3,369

Operating loss	(2,224)	(760)
Finance expenses, net	(14)	(18)

Loss before taxes on income	(2,238)	(778)
Taxes on income	-	-

Loss after taxes on income	(2,238)	(778)

Loss from discontinued operations, net	(2,238)	(778)

Attributable to:
Equity holders of the Company	(1,650)	(645)
Non-controlling interests	(588)	(133)

	(2,238)	(778)